INVESTMENT IN AN ASSOCIATE (Schedule of Financial Information for Investment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of associates [line items]
(Loss) income from investments		$ 170,519	$ 170,039
General and administrative expense		(19,427)	(18,685)
Other income		(806)	2,016
Net income		52,047	58,896
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
(Loss) income from investments	[1]	576	(976)
General and administrative expense	[1]	(2,286)	(2,527)
Foreign exchange (loss) gain	[1]	542	(358)
Other income	[1]	7	372
Net income (loss) of associate	[1]	(1,161)	(3,489)
Adjustments to net income (loss) of associate	[1]	23	760
Net income	[1]	(1,138)	(2,729)
Company's share of net income (loss)	[1]	$ (330)	$ (700)

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.